Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Schedule of Earnings (Loss) Per Share [Abstract]
Net income (loss) attributable to Company shareholders	$ 2,024,333	$ 1,766,870	$ (198,869)
Weighted average - common shares outstanding	1,068,508,877	1,068,508,877	1,068,508,877
Basic and diluted earnings (loss) per share - (US$)	$ 1.89	$ 1.65	$ (0.19)

[1]	The weighted average number of common shares outstanding for 2024 and 2023 was retrospectively adjusted to reflect the 2025 share structure for comparability.